395 Sawdust Road, #2137
The Woodlands, TX 77380
866-862-1719  (P)
877-639-0675  (F)

November 5, 2013

VIA EDGAR

US Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:	Timothy Plan Definitive Proxy Statement
File Nos. 811-08228 and 333-73248

Ladies and Gentlemen:

On behalf of the Timothy Plan (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant's Definitive Proxy Statement which will be used in connection with a special meeting of the shareholders of the Timothy Plan Defensive Strategies Fund (the “Fund”), a separate series of the Trust, to be held on Friday, December 6, 2013 (the “Special Meeting”).  This Definitive Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy.  This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about November 8, 2013.

The matters to be considered at the Special Meeting will be:

1.
Approval of an investment sub-advisory agreement with CoreCommodity Management, LLC (formerly Jefferies Asset Management, LLC”) (“CCM”) by the Fund's shareholders.  CCM currently manages the commodities investment portion of the Fund's securities portfolio, but on or about September 11, 2013, CCM underwent a change of control, which had the effect of terminating its existing agreement.  After full consideration, the Trust's Board of Trustees decided to re-engage CCM to manage the commodities investment portion of the Fund's securities portfolio and seek shareholder ratification.

2.	Such other business as may properly arise at the meeting.

This Definitive Proxy has been modified as follows to incorporate comments by Commission staff; additional disclosure has been added to describe the compensation to be paid to CoreCommodity Management, LLC while it operates under its interim investment advisory agreement.  Additional disclosure has not been added with respect to the Board's deliberations when approving both the interim and  formal agreements.  The Trust respectfully believes that the disclosure included is sufficient to comply with all applicable rules.

Please direct all questions or comments regarding the foregoing to me at 866-862-1719.  Thank you for your consideration.

Sincerely,

DAVID D. JONES, Esq.